VALUE EQUITY FUND Annual Fund Operating Expenses - VALUE EQUITY FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%